Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Accrued accounting and professional services costs	$ 2,211,000	$ 2,365,081	$ 2,419,829
Sales tax payable	170,000	250,672	452,508
Excise tax payable	224,000	223,717	223,717
Provision for tax payable	568,000	577,726
Accrued payroll and benefit costs	447,000	439,693	207,970
Accrued legal costs	169,000	167,936	315,764
Accrued subscription costs	76,000	53,369	46,759
Accrued streaming service costs		51,563	51,308
Other current liabilities	150,000	224,186	173,163
Total accrued expenses and other current liabilities	$ 4,068,000	$ 4,353,943	$ 3,891,018